GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 18,327	$ 2,809	¥ 35,716	¥ 31,104
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	17,019		31,256	28,064
Others
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 1,308		¥ 4,460	¥ 3,040